Interest and similar income	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Interest and similar income

31.	Interest and similar income

Interest and similar income in the consolidated income statement comprise interest accrued during the year on all financial assets with either an implicit or explicit return, calculated by applying the effective interest method, irrespective of the fair value measurement, and adjustments to income as a result of hedge accounting. Interest is recognized on a gross basis, without the deduction of withholding taxes.

The breakdown of the main items of interest and similar income earned in 2023, 2022 and 2021 is presented below:

Thousand of reais	2023	2022	2021

Cash and balances with the Brazilian Central Bank	13,807,832	10,202,362	2,581,083
Loans and advances - Credit institutions	2,234,602	2,722,311	1,116,013
Loans and advances - Customers	81,330,804	73,596,047	55,775,027
Debt instruments	24,195,031	22,001,700	16,957,840
Pension Plans (note 21)	36,973	19,587	19,612
Other interest	6,677,465	6,683,111	1,537,733
Total	128,282,707	115,225,118	77,987,308